Commitments - Summary of Future Aggregate Minimum Lease Payments in Respect of Operating Leases (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Future aggregate minimum lease payments in respect of operating leases	£ 1,201	£ 1,322
In less than one year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future aggregate minimum lease payments in respect of operating leases	156	174
Later than one year and not later than two years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future aggregate minimum lease payments in respect of operating leases	139	147
Later than two years and not later than three years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future aggregate minimum lease payments in respect of operating leases	121	129
Later than three years and not later than four years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future aggregate minimum lease payments in respect of operating leases	100	115
Later than four years and not later than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future aggregate minimum lease payments in respect of operating leases	86	96
Later than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future aggregate minimum lease payments in respect of operating leases	£ 599	£ 661